Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Schedule of mining cost

	Year ended December 31,
	2019	2018
	$	$
Employee compensation and benefits	28,986	27,458
Third party and contractors costs	60,905	46,599
Depreciation	36,084	31,409
Consumables	39,515	34,655
Changes in inventory and other	5,786	6,468
	171,276	146,589

Schedule of general and administrative expenses

	Year ended December 31,
	2019	2018
	$	$
Salaries and benefits	9,763	7,333
Consulting and professional fees	2,705	3,987
Office expenses	1,539	1,507
Marketing and communication expenses	807	805
Share based compensation expense	1,174	1,542
Listing and filing fees	318	344
Director expenses	1,282	1,312
Travelling expense	596	627
Other	1,331	1,462
	19,515	18,919